Prepayments (Details) - CHF (SFr)	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Advance payments to supplier	SFr 40,461	SFr 212,207
Clinical projects and related activities	265,842
Insurance	114,016	139,076
Other	13,912
Total prepayments	SFr 434,231	SFr 351,283